UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2009

DATE OF REPORTING PERIOD: MARCH 31, 2009

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BLUE CHIP FUND
March 31, 2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-97.7%
		Consumer Discretionary-9.1%
9,100		Best Buy Company, Inc.	$ 345,436
14,900		Carnival Corporation	321,840
16,971		Comcast Corporation - Class "A"	231,484
27,150		Comcast Corporation - Special Class "A"	349,420
18,600		H&R Block, Inc.	338,334
40,700		Home Depot, Inc.	958,892
11,400	*	Kohl's Corporation	482,448
50,000		Lowe's Companies, Inc.	912,500
16,400		McDonald's Corporation	894,948
53,600		News Corporation - Class "A"	354,832
9,500		NIKE, Inc. - Class "B"	445,455
20,600		Staples, Inc.	373,066
14,800		Target Corporation	508,972
7,505		Time Warner Cable, Inc.	186,129
29,900		Time Warner, Inc.	577,070
22,400	*	Viacom, Inc. - Class "B"	389,312
45,900		Walt Disney Company	833,544
			8,503,682
		Consumer Staples-16.5%
26,100		Altria Group, Inc.	418,122
25,400		Avon Products, Inc.	488,442
46,100		Coca-Cola Company	2,026,095
11,200		Colgate-Palmolive Company	660,576
10,800		Costco Wholesale Corporation	500,256
37,000		CVS Caremark Corporation	1,017,130
10,900		Hershey Company	378,775
19,900		Kimberly-Clark Corporation	917,589
39,861		Kraft Foods, Inc. - Class "A"	888,502
35,000		PepsiCo, Inc.	1,801,800
30,300		Philip Morris International, Inc.	1,078,074
40,335		Procter & Gamble Company	1,899,375
14,400		Safeway, Inc.	290,736
34,800		Walgreen Company	903,408
40,800		Wal-Mart Stores, Inc.	2,125,680
			15,394,560
		Energy-11.9%
208		Apache Corporation	13,331
12,700		BP PLC (ADR)	509,270
34,500		Chevron Corporation	2,319,780
25,771		ConocoPhillips	1,009,192
10,600		Devon Energy Corporation	473,714
52,300		ExxonMobil Corporation	3,561,630
27,400		Halliburton Company	423,878
5,500		Hess Corporation	298,100

19,600		Marathon Oil Corporation	515,284
24,100		Schlumberger, Ltd.	978,942
25,250		Spectra Energy Corporation	357,035
7,424	*	Transocean, Ltd.	436,828
12,535		Valero Energy Corporation	224,377
			11,121,361
		Financials-9.5%
13,600		ACE, Ltd.	549,440
15,600		Allstate Corporation	298,740
32,500		American Express Company	442,975
54,817		Bank of America Corporation	373,852
45,705		Bank of New York Mellon Corporation	1,291,166
250	*	Berkshire Hathaway, Inc. - Class "B"	705,000
14,000		Capital One Financial Corporation	171,360
17,500		Chubb Corporation	740,600
29,400		Citigroup, Inc.	74,382
42,900		Financial Select Sector SPDR Fund	377,949
56,032		JPMorgan Chase & Company	1,489,331
18,100		Marsh & McLennan Companies, Inc.	366,525
21,000		Morgan Stanley	478,170
6,400		PNC Financial Services Group, Inc.	187,456
15,700		Travelers Companies, Inc.	638,048
20,500		U.S. Bancorp	299,505
27,900		Wells Fargo & Company	397,296
			8,881,795
		Health Care-15.7%
28,900		Abbott Laboratories	1,378,530
15,000		Aetna, Inc.	364,950
22,600	*	Amgen, Inc.	1,119,152
8,700		Baxter International, Inc.	445,614
46,200		Bristol-Myers Squibb Company	1,012,704
15,425		Covidien, Ltd.	512,727
5,500	*	Genzyme Corporation	326,645
59,200		Johnson & Johnson	3,113,920
13,500		McKesson Corporation	473,040
29,300		Medtronic, Inc.	863,471
29,200		Merck & Company, Inc.	781,100
23,700		Novartis AG (ADR)	896,571
103,340		Pfizer, Inc.	1,407,491
8,300	*	St. Jude Medical, Inc.	301,539
13,200		Teva Pharmaceutical Industries, Ltd. (ADR)	594,660
11,400		UnitedHealth Group, Inc.	238,602
18,000		Wyeth	774,720
			14,605,436
		Industrials-10.4%
18,500		3M Company	919,820
6,800		Boeing Company	241,944
8,200		Danaher Corporation	444,604
12,000		Dover Corporation	316,560
22,700		Emerson Electric Company	648,766
139,400		General Electric Company	1,409,334
19,800		Honeywell International, Inc.	551,628
12,300		Illinois Tool Works, Inc.	379,455
12,200		ITT Corporation	469,334
9,100		Lockheed Martin Corporation	628,173
10,000		Northrop Grumman Corporation	436,400
11,100		Raytheon Company	432,234
20,525		Tyco International, Ltd.	401,469

11,200			United Parcel Service, Inc. - Class "B"	551,264
33,700			United Technologies Corporation	1,448,426
17,400			Waste Management, Inc.	445,440
				9,724,851
			Information Technology-17.8%
15,700			Accenture, Ltd. - Class "A"	431,593
22,000		*	Adobe Systems, Inc.	470,580
11,500			Analog Devices, Inc.	221,605
5,600		*	Apple, Inc.	588,672
23,400			Applied Materials, Inc.	251,550
13,000			Automatic Data Processing, Inc.	457,080
84,800		*	Cisco Systems, Inc.	1,422,096
41,300		*	Dell, Inc.	391,524
74,300		*	EMC Corporation	847,020
43,000			Hewlett-Packard Company	1,378,580
80,600			Intel Corporation	1,213,030
18,400			International Business Machines Corporation	1,782,776
173,000			Microsoft Corporation	3,178,010
44,600			Nokia Corporation - Class "A" (ADR)	520,482
59,700		*	Oracle Corporation	1,078,779
16,800			QUALCOMM, Inc.	653,688
31,900		*	Symantec Corporation	476,586
35,300			Texas Instruments, Inc.	582,803
33,800			Western Union Company	424,866
17,800		*	Yahoo!, Inc.	228,018
				16,599,338
			Materials-1.7%
19,400			Alcoa, Inc.	142,396
29,100			Dow Chemical Company	245,313
24,800			DuPont (E.I.) de Nemours & Company	553,784
9,000			Newmont Mining Corporation	402,840
5,500			PPG Industries, Inc.	202,950
				1,547,283
			Telecommunication Services-3.3%
61,000			AT&T, Inc.	1,537,200
51,000			Verizon Communications, Inc.	1,540,200
				3,077,400
			Utilities-1.8%
17,500			American Electric Power Company, Inc.	442,050
51,400			Duke Energy Corporation	736,048
9,400			FPL Group, Inc.	476,862
				1,654,960
Total Value of Common Stocks (cost $96,604,888)				91,110,666
			SHORT-TERM INVESTMENTS-2.3%
			Money Market Fund
$2,160	M		First Investors Cash Reserve Fund, .59% (cost $2,160,000)	2,160,000
Total Value of Investments (cost $98,764,888)			100.0%	93,270,666
Other Assets, Less Liabilities			-	5,829
Net Assets			100.0%	$ 93,276,495

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-
day yield at March 31, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts

At March 31, 2009, the cost of investments for federal
income tax purposes was $101,326,669. Accumulated net
unrealized deppreciation on investments was $8,056,003,
consisting of $14,540,903 gross unrealized appreciation and
$22,596,906 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
March 31, 2009

Principal				Interest
Amount		Security		Rate	*	Value
		CORPORATE NOTES-67.0%
		Abbott Laboratories:
$ 200	M	5/15/09		2.80%		$ 200,611
100	M	5/15/09		2.29		100,370
615	M	Becton Dickinson & Co., 4/6/09		0.25		614,979
250	M	BP Capital Markets PLC, 3/15/10		1.55		257,802
600	M	Brown-Forman Corp., 4/27/09	(a)	0.42		599,818
460	M	Coca-Cola Co., 4/2/09	(a)	0.30		459,996
		DuPont (E.I.) de Nemours & Co.:
350	M	10/15/09		1.35		360,317
250	M	10/15/09		1.63		256,934
250	M	Electric Data Systems Corp., 10/15/09		1.41		257,642
600	M	Fannie Mae, 4/3/09		0.33		599,989
150	M	Freddie Mac, 5/5/09		0.30		149,957
500	M	Illinois Tool Works, Inc., 5/8/09	(a)	0.42		499,784
350	M	International Business Machines Corp., 9/15/09		1.46		354,363
		Johnson & Johnson:
250	M	6/8/09	(a)	0.33		249,844
225	M	9/1/09		1.40		229,774
100	M	9/1/09		2.21		101,798
650	M	Merck & Co., Inc., 5/18/09		0.20		649,830
		Paccar Financial Corp.:
480	M	4/6/09		0.30		479,980
165	M	4/7/09		0.30		164,992
500	M	PepsiCo, Inc., 4/16/09	(a)	0.19		499,960
574	M	Pfizer, Inc., 6/5/09	(a)	0.35		573,637
300	M	Pitney Bowes Credit Corp., 9/15/09		1.27		309,781
500	M	Toyota Motor Credit Corp., 4/23/09		0.40		499,878
		Wal-Mart Stores, Inc.:
250	M	8/10/09		2.50		253,888
300	M	8/10/09		1.35		305,945
250	M	Walt Disney Co., 4/20/09		0.32		249,958
Total Value of Corporate Notes (cost $9,281,827)						9,281,827

		FLOATING RATE NOTES-14.5%
		Freddie Mac:
250	M	10/8/09		0.46	249,771
200	M	1/8/10		0.61	200,077
500	M	General Electric Capital Corp., 4/30/09		1.27	499,989
250	M	IBM International Group Capital, LLC, 7/29/09		1.52	249,445
310	M	Procter & Gamble Co., 3/9/10		1.46	310,788
200	M	Procter & Gamble International Finance, 7/6/09	(b)	1.42	200,069
300	M	Walt Disney Co., 9/10/09		1.39	300,078
Total Value of Floating Rate Notes (cost $2,010,217)					2,010,217
		BANKERS' ACCEPTANCES-8.1%
		Bank of America NA:
402	M	4/9/09		0.53	401,953
158	M	4/16/09		0.53	157,965
562	M	JPMorgan Chase Bank, 5/11/09		0.75	561,531
Total Value of Bankers' Acceptances (cost $1,121,449)					1,121,449
		U.S. GOVERNMENT AGENCY OBLIGATIONS-7.3%
		Federal Home Loan Bank:
250	M	12/15/09	(c)	1.55	250,000
250	M	1/6/10		0.93	254,864
500	M	Freddie Mac, 5/13/09		0.40	499,766
Total Value of U.S. Government Agency Obligations (cost $1,004,630)					1,004,630
		MUNICIPAL BONDS-1.9%
260	M	New Jersey State Hwy. Auth. (Garden State Parkway) 1/1/10
		(cost $266,944)		2.56	266,944
Total Value of Investments (cost $13,685,067)**		98.8%			13,685,067
Other Assets, Less Liabilities		1.2			161,629
Net Assets		100.0%			$ 13,846,696

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating
rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2009.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Secton 4(2) of the
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the
Securities Act of 1933 and may only be sold to qualified
institutional investors. At March 31, 2009, the Fund held six
Section 4(2) securities with an aggregate value of $2,883,039 representing 20.8% of the Fund's net assets.

(b)	Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the
Securities Act of 1933 and may only be sold to qualified
institutional investors. At March 31, 2009, the Fund held one
144A security with a value of $200,069 representing 1.4% of
the Fund's net assets.

(c)	Denotes a stepbond (a zero coupon bond that converts to a
fixed interest rate at a designated date)

Portfolio of Investments (unaudited)
DISCOVERY FUND
March 31, 2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-95.5%
		Consumer Discretionary-10.3%
91,000		American Eagle Outfitters, Inc.	$ 1,113,840
133,500		Foot Locker, Inc.	1,399,080
90,000		Interactive Data Corporation	2,237,400
44,100		PetSmart, Inc.	924,336
81,200		Phillips Van-Heusen Corporation	1,841,616
147,400		Regal Entertainment Group - Class "A"	1,976,634
			9,492,906
		Consumer Staples-7.2%
31,275		Church & Dwight Company, Inc.	1,633,493
73,500		Flowers Foods, Inc.	1,725,780
49,100		Hormel Foods Corporation	1,556,961
47,500		J. M. Smucker Company	1,770,325
			6,686,559
		Energy-4.7%
42,900	*	Denbury Resources, Inc.	637,494
58,700	*	Plains Exploration & Production Company	1,011,401
105,800		St. Mary Land & Exploration Company	1,399,734
49,100	*	Whiting Petroleum Corporation	1,269,235
			4,317,864
		Financials-21.7%
8,596	*	Alleghany Corporation	2,327,930
100,800		American Financial Group, Inc.	1,617,840
406,200		Anworth Mortgage Asset Corporation (REIT)	2,490,006
59,600		Arthur J. Gallagher & Company	1,013,200
29,300		Everest Re Group, Ltd.	2,074,440
85,200	*	EZCORP, Inc. - Class "A"	985,764
85,100		Harleysville Group, Inc.	2,707,031
116,600		Jefferies Group, Inc.	1,609,080
4,700	*	Markel Corporation	1,334,236
349,000		MFA Mortgage Investments, Inc. (REIT)	2,052,120
4,783		National Western Life Insurance Company - Class "A"	540,479
49,900	*	Piper Jaffray Companies, Inc.	1,286,921
			20,039,047
		Health Care-14.6%
116,800	*	Endo Pharmaceuticals Holdings, Inc.	2,065,024
60,600	*	Life Technologies Corporation	1,968,288
68,800	*	Lincare Holdings, Inc.	1,499,840
62,800	*	Magellan Health Services, Inc.	2,288,432
46,400	*	MEDNAX, Inc.	1,367,408
103,000		PerkinElmer, Inc.	1,315,310
85,300		STERIS Corporation	1,985,784
29,000		West Pharmaceutical Services, Inc.	951,490
			13,441,576

			Industrials-11.8%
36,800			Alexander & Baldwin, Inc.	700,304
22,500		*	Alliant Techsystems, Inc.	1,507,050
54,900			Curtiss-Wright Corporation	1,539,945
35,800		*	EMCOR Group, Inc.	614,686
39,154		*	Kansas City Southern, Inc.	497,647
13,900			Parker Hannifin Corporation	472,322
36,500			Pentair, Inc.	790,955
27,100			Precision Castparts Corporation	1,623,290
45,400			Robbins & Myers, Inc.	688,718
46,800			Rockwell Collins, Inc.	1,527,552
83,400			Woodward Governor Company	932,412
				10,894,881
			Information Technology-13.4%
95,500		*	Avnet, Inc.	1,672,205
46,000		*	Cabot Microelectronics Corporation	1,105,380
285,700		*	Compuware Corporation	1,882,763
213,600		*	Convergys Corporation	1,725,888
71,100			Fair Isaac Corporation	1,000,377
71,300		*	MICROS Systems, Inc.	1,336,875
113,900		*	QLogic Corporation	1,266,568
46,100		*	Sybase, Inc.	1,396,369
119,700		*	Verigy Ltd.	987,525
				12,373,950
			Materials-5.8%
56,800			AptarGroup, Inc.	1,768,752
77,400		*	Crown Holdings, Inc.	1,759,302
90,700			Innospec, Inc.	341,939
51,300		*	OM Group, Inc.	991,116
81,700			Titanium Metals Corporation	446,899
				5,308,008
			Telecommunication Services-3.5%
229,400		*	Premiere Global Services, Inc.	2,023,308
52,775			Telephone & Data Systems, Inc. - Special Shares	1,248,129
				3,271,437
			Utilities-2.5%
99,400			CMS Energy Corporation	1,176,896
65,800			Portland General Electric Company	1,157,422
				2,334,318
Total Value of Common Stocks (cost $105,610,545)				88,160,546
			SHORT-TERM INVESTMENTS-4.9%
			Money Market Fund
$4,545	M		First Investors Cash Reserve Fund, .59% (cost $4,545,000)**	4,545,000
Total Value of Investments (cost $110,155,545)			100.4%	92,705,546
Excess of Liabilities Over Other Assets			(.4)	(426,573)
Net Assets			100.0%	$ 92,278,973

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-
day yield at March 31, 2009.

Summary of Abbreviations:
REIT Real Estate Investment Trust

At March 31, 2009, the cost of investments for federal income tax purposes was $110,192,511. Accumulated net unrealized
depreciation on investments was $17,536,965, consisting of
$4,412,005 gross unrealized appreciation and $21,948,970
gross unrealized depreciation.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
March 31, 2009

Principal
Amount		Security		Value
		MORTGAGE-BACKED CERTIFICATES-78.9%
		Fannie Mae-13.8%
$ 1,316	M	5%, 1/1/2035 - 11/1/2038		$ 1,360,399
556	M	5.5%, 6/1/2033 - 7/1/2034		578,837
830	M	6%, 2/1/2036 - 7/1/2037		868,395
386	M	9%, 6/1/2015 - 11/1/2026		427,622
225	M	11%, 10/1/2015		257,023
				3,492,276
		Freddie Mac-9.5%
2,288	M	6%, 8/1/2032 - 12/1/2038		2,398,044
		Government National Mortgage Association I Program-55.6%
500	M	4.5%, 4/20/2039		511,563
3,321	M	5%, 3/15/2033 - 4/20/2039		3,454,629
5,707	M	5.5%, 2/15/2033 - 2/15/2039		5,953,551
2,099	M	6%, 11/15/2032 - 3/15/2038		2,203,200
888	M	6.5%, 7/15/2032 - 8/15/2036		946,499
906	M	7%, 1/15/2030 - 10/15/2032		974,894
				14,044,336
Total Value of Mortgage-Backed Certificates (cost $19,373,899)				19,934,656
		U.S. GOVERNMENT AGENCY OBLIGATIONS-12.1%
1,000	M	Federal Farm Credit Bank, 4.74%, 2015		1,003,720
1,000	M	Federal Home Loan Bank, 5%, 2014		1,007,980
1,000	M	Tennessee Valley Authority, 4.5%, 2018		1,037,382
Total Value of U.S. Government Agency Obligations (cost $3,028,382)				3,049,082
		U.S. GOVERNMENT FDIC GUARANTEED DEBT-3.7%
500	M	Bank of America Corp, 3.125%, 2012		517,668
400	M	JPMorgan Chase & Co., 2.625%, 2010		408,836
Total Value of U.S. Government FDIC Guaranteed Debt (cost $914,301)				926,504
		U.S. GOVERNMENT OBLIGATIONS-3.5%
745	M	FDA Queens LP, 6.99%, 2017 (cost $846,668)	(a)	880,373
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-2.0%
500	M	U.S. Treasury Bills, .9295%, 11/19/09 (cost $496,999)		496,999
Total Value of Investments (cost $24,660,249)		100.2%		25,287,614
Excess of Liabilities Over Other Assets		(.2)		(29,935)
Net Assets		100.0%		$ 25,257,679

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the
registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
March 31, 2009, the Fund held one 144A security with a value of
$880,373 representing 3.5% of the Fund's net assets.

At March 31, 2009, the cost of investments for federal income tax purposes was $24,660,249. Accumulated net unrealized
appreciation on investments was $627,365, consisting of $629,773 gross unrealized appreciation and $2,408 gross unrealized
depreciation.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-97.0%
		Consumer Discretionary-11.7%
33,900		BorgWarner, Inc.	$ 688,170
77,269		Brown Shoe Company, Inc.	289,759
59,485		CBS Corporation - Class "B"	228,422
56,761	*	CEC Entertainment, Inc.	1,468,975
42,364	*	Coach, Inc.	707,479
32,943	*	Eddie Bauer Holdings, Inc.	14,165
21,570		Genuine Parts Company	644,080
60,800		H&R Block, Inc.	1,105,952
61,000		Home Depot, Inc.	1,437,160
68,300	*	Jack in the Box, Inc.	1,590,707
77,700	*	Lincoln Educational Services Corporation	1,423,464
27,018		Luxottica Group SpA (ADR)	416,077
34,000		McDonald's Corporation	1,855,380
143,800	*	Morgans Hotel Group Company	447,218
30,043		Newell Rubbermaid, Inc.	191,674
15,221		Polo Ralph Lauren Corporation - Class "A"	643,087
72,645	*	Ruby Tuesday, Inc.	212,123
50,237		Staples, Inc.	909,792
30,674	*	Steiner Leisure Ltd.	748,752
200,770		Stewart Enterprises, Inc. - Class "A"	650,495
72,083		Wyndham Worldwide Corporation	302,749
			15,975,680
		Consumer Staples-17.6%
116,700		Altria Group, Inc.	1,869,534
30,700		Avon Products, Inc.	590,361
28,100	*	Chattem, Inc.	1,575,005
25,089		Coca-Cola Company	1,102,662
90,900		CVS Caremark Corporation	2,498,841
47,200	*	Dean Foods Company	853,376
32,934		Kraft Foods, Inc. - Class "A"	734,099
50,800		McCormick & Company, Inc.	1,502,156
173,627		Nu Skin Enterprises, Inc. - Class "A"	1,821,347
32,000		PepsiCo, Inc.	1,647,360
71,500		Philip Morris International, Inc.	2,543,970
22,913		Procter & Gamble Company	1,078,973
89,007		Safeway, Inc.	1,797,051
3,292		Tootsie Roll Industries, Inc.	71,500
78,000		Walgreen Company	2,024,880
44,564		Wal-Mart Stores, Inc.	2,321,784
			24,032,899
		Energy-7.6%
76,769	*	Cal Dive International, Inc.	519,726
26,818		ConocoPhillips	1,050,193
31,029		ExxonMobil Corporation	2,113,075

23,822		Marathon Oil Corporation	626,280
48,288		Noble Corporation	1,163,258
23,794		Sasol, Ltd. (ADR)	688,836
17,500		Schlumberger, Ltd.	710,850
60,507		Suncor Energy, Inc.	1,343,860
20,500		World Fuel Services Corporation	648,415
47,000		XTO Energy, Inc.	1,439,140
			10,303,633
		Financials-8.1%
17,106		American Express Company	233,155
31,766		Astoria Financial Corporation	291,930
19,428		Bank of America Corporation	132,499
59,900		Brookline Bancorp, Inc.	569,050
19,905		Capital One Financial Corporation	243,637
18,937		Citigroup, Inc.	47,911
31,643		Discover Financial Services	199,667
170,000		Financial Select Sector SPDR Fund	1,497,700
53,037	*	First Mercury Financial Corporation	765,854
16,021		Hartford Financial Services Group, Inc.	125,765
46,300		Hudson City Bancorp, Inc.	541,247
52,656		JPMorgan Chase & Company	1,399,596
26,968		KeyCorp	212,238
48,113		Morgan Stanley	1,095,533
61,000		New York Community Bancorp, Inc.	681,370
89,800		NewAlliance Bancshares, Inc.	1,054,252
39,000		SPDR KBW Regional Banking ETF	749,580
113,379		Sunstone Hotel Investors, Inc. (REIT)	298,187
29,688		U.S. Bancorp	433,742
18,046		Webster Financial Corporation	76,696
25,567		Wells Fargo & Company	364,074
			11,013,683
		Health Care-16.4%
45,000		Abbott Laboratories	2,146,500
14,946	*	Amgen, Inc.	740,126
17,730		Baxter International, Inc.	908,131
26,570		Becton, Dickinson & Company	1,786,567
16,400	*	Cephalon, Inc.	1,116,840
21,800	*	Genzyme Corporation	1,294,702
56,375		Johnson & Johnson	2,965,325
14,921	*	Laboratory Corporation of America Holdings	872,729
42,432		Medtronic, Inc.	1,250,471
30,743		Merck & Company, Inc.	822,375
41,400		Perrigo Company	1,027,962
128,282		Pfizer, Inc.	1,747,201
66,500	*	PSS World Medical, Inc.	954,275
32,453		Sanofi-Aventis (ADR)	906,412
15,000	*	St. Jude Medical, Inc.	544,950
21,643	*	Thermo Fisher Scientific, Inc.	772,006
57,075		Wyeth	2,456,508
			22,313,080
		Industrials-11.6%
24,394		3M Company	1,212,870
63,012	*	AAR Corporation	790,170
25,859		Alexander & Baldwin, Inc.	492,097
40,095	*	Altra Holdings, Inc.	155,569
58,000	*	Armstrong World Industries, Inc.	638,580
15,500		Barnes Group, Inc.	165,695
31,343	*	BE Aerospace, Inc.	271,744

10,800		Burlington Northern Santa Fe Corporation	649,620
54,537		Chicago Bridge & Iron Company NV - NY Shares	341,947
35,500	*	Esterline Technologies Corporation	716,745
67,196		General Electric Company	679,352
25,100		Harsco Corporation	556,467
38,640		Honeywell International, Inc.	1,076,510
38,153		IDEX Corporation	834,406
18,700		Lockheed Martin Corporation	1,290,861
66,919	*	Mobile Mini, Inc.	770,907
22,918		Northrop Grumman Corporation	1,000,142
36,762	*	PGT, Inc.	51,099
23,400		Raytheon Company	911,196
16,950		Republic Services, Inc.	290,693
93,300		TAL International Group, Inc.	682,956
53,900		Textainer Group Holdings, Ltd.	363,825
31,268		Tyco International, Ltd.	611,602
31,000		United Technologies Corporation	1,332,380
			15,887,433
		Information Technology-16.8%
23,900	*	CACI International, Inc. - Class "A"	872,111
65,000	*	Cisco Systems, Inc.	1,090,050
41,700	*	Electronics for Imaging, Inc.	408,660
110,790	*	EMC Corporation	1,263,006
82,728	*	Entrust, Inc.	124,919
56,161		Harris Corporation	1,625,299
39,240		Hewlett-Packard Company	1,258,034
58,699		Intel Corporation	883,420
33,529		International Business Machines Corporation	3,248,625
83,585	*	Macrovision Solutions Corporation	1,486,977
122,071		Microsoft Corporation	2,242,444
20,925	*	NCI, Inc. - Class "A"	544,050
82,317		Nokia Corporation - Class "A" (ADR)	960,639
76,355	*	Parametric Technology Corporation	762,023
48,088		QUALCOMM, Inc.	1,871,104
48,050	*	SRA International, Inc. - Class "A"	706,335
121,360	*	Symantec Corporation	1,813,118
112,960	*	TIBCO Software, Inc.	663,075
60,200		Western Union Company	756,714
18,185		Xilinx, Inc.	348,425
			22,929,028
		Materials-3.6%
15,000		Agrium, Inc.	536,850
67,700		Celanese Corporation - Series "A"	905,149
20,870		Freeport-McMoRan Copper & Gold, Inc.	795,356
13,862		PPG Industries, Inc.	511,508
15,200		Praxair, Inc.	1,022,808
71,320		RPM International, Inc.	907,904
44,964		Temple-Inland, Inc.	241,457
			4,921,032
		Telecommunication Services-3.2%
75,583		AT&T, Inc.	1,904,692
79,493		Verizon Communications, Inc.	2,400,689
			4,305,381

		Utilities-.4%
24,126		Atmos Energy Corporation	557,793
Total Value of Common Stocks (cost $191,760,159)			132,239,642
		SHORT-TERM INVESTMENTS-3.0%
		Money Market Fund
		First Investors Cash Reserve Fund, .59%
$4,120	M	(cost $ 4,120,000)**	4,120,000
Total Value of Investments (cost $195,880,159)		100.0%	136,359,642
Excess of Liabilities Over Other Assets		-	(45,256)
Net Assets		100.0%	$ 136,314,386

*	Non-income producing

**	Affiliated unregistered money market fund available
only to First Investors funds and certain accounts
managed by First Investors Management Company,
Inc. Rate shown is the 7-day yield at March 31,
2009.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At March 31, 2009, the cost of investments for
federal income tax purposes was $196,006,546.
Accumulated net unrealized depreciation on
investments was $59,646,904, consisting of
$7,880,232 gross unrealized appreciation and
$67,527,136 gross unrealized depreciation.

Portfolio of Investments (unaudited)
HIGH YIELD FUND
March 31, 2009

Principal
Amount,
Shares
or
Warrants		Security			Value
		CORPORATE BONDS-86.4%
		Aerospace/Defense-4.0%
$ 725	M	Alliant Techsystems, Inc., 6.75%, 2016			$ 692,375
660	M	DynCorp International, LLC, 9.5%, 2013			622,050
190	M	GenCorp, Inc., 9.5%, 2013			137,750
625	M	L-3 Communications Corp., 7.625%, 2012			628,906
					2,081,081
		Automotive-3.1%
300	M	Accuride Corp., 8.5%, 2015	(a)		65,250
		Asbury Automotive Group, Inc.:
600	M	8%, 2014			294,000
250	M	7.625%, 2017			118,750
1,025	M	Avis Budget Car Rental, LLC, 7.75%, 2016			261,375
		General Motors Corp.:
500	M	7.7%, 2016	(a)		62,500
500	M	8.375%, 2033			62,500
750	M	Tenneco Automotive, Inc., 8.625%, 2014			142,500
925	M	United Auto Group, Inc., 7.75%, 2016			467,125
400	M	United Components, Inc., 9.375%, 2013			158,000
					1,632,000
		Chemicals-3.9%
		Huntsman, LLC:
250	M	11.625%, 2010			248,125
569	M	11.5%, 2012			446,665
700	M	Newmarket Corp., 7.125%, 2016			558,250
500	M	Terra Capital, Inc., 7%, 2017			462,500
425	M	Westlake Chemical Corp., 6.625%, 2016			299,625
					2,015,165
		Consumer Non-Durables-1.3%
477	M	GFSI, Inc., 10.5%, 2011	(b)	(c)	360,135
375	M	Levi Strauss & Co., 9.75%, 2015			324,375
					684,510
		Energy-12.9%
725	M	Basic Energy Services, Inc., 7.125%, 2016			424,125
400	M	Calfrac Holdings, 7.75%, 2015	(b)		192,000
		Chesapeake Energy Corp.:
200	M	7.5%, 2014			181,500
500	M	6.375%, 2015			423,750
1,150	M	6.625%, 2016			963,125
500	M	Cimarex Energy Co., 7.125%, 2017			405,000
		Compagnie Generale de Geophysique:
650	M	7.5%, 2015			516,750
400	M	7.75%, 2017			308,000
625	M	Complete Production Services, Inc., 8%, 2016			400,000
600	M	Connacher Oil & Gas, Ltd., 10.25%, 2015	(b)		192,000

900	M	Delta Petroleum Corp., 7%, 2015				292,500
400	M	Hilcorp Energy I, LP, 9%, 2016	(b)			298,000
501	M	National Oilwell Varco, Inc., 6.125%, 2015				437,688
150	M	Pacific Energy Partners, LP, 7.125%, 2014				139,110
		Petroplus Finance, Ltd.:
100	M	6.75%, 2014	(b)			74,500
550	M	7%, 2017	(b)			398,750
375	M	Plains Exploration & Production Co., 7.625%, 2018				305,625
400	M	Stallion Oilfield Services, Ltd., 9.75%, 2015	(b)			52,000
400	M	Stewart & Stevenson, LLC, 10%, 2014				304,000
510	M	Tesoro Corp., 6.25%, 2012				447,525
						6,755,948
		Food/Beverage/Tobacco-3.4%
1,250	M	Constellation Brands, Inc. , 7.25%, 2016				1,193,750
		Land O'Lakes, Inc.:
200	M	9%, 2010				201,250
42	M	8.75%, 2011				41,790
375	M	Southern States Cooperative, Inc., 10.5%, 2010	(b)			335,625
						1,772,415
		Food/Drug-2.2%
1,200	M	Ingles Markets, Inc., 8.875%, 2011				1,176,000
		Forest Products/Containers-1.9%
350	M	Jefferson Smurfit Corp., 8.25%, 2012	(d)			45,500
500	M	Packaging Dynamics Finance Corp., 10%, 2016	(b)			213,750
600	M	Sappi Papier Holding AG, 6.75%, 2012	(b)			337,417
500	M	Tekni-Plex, Inc., 8.75%, 2013	(a)			247,500
475	M	Verso Paper Holdings, LLC, 4.92%, 2014			(c)	140,125
						984,292
		Gaming/Leisure-4.4%
750	M	Circus & Eldorado/Silver Legacy, 10.125%, 2012				491,250
280	M	Isle of Capri Casinos, Inc., 7%, 2014				166,600
780	M	Mandalay Resort Group, 6.375%, 2011				276,900
1,040	M	MGM Mirage, Inc., 6.625%, 2015				374,400
200	M	Pinnacle Entertainment, Inc., 7.5%, 2015				125,000
1,055	M	Speedway Motorsports, Inc., 6.75%, 2013				888,838
						2,322,988
		Health Care-11.2%
		Alliance Imaging, Inc.:
100	M	7.25%, 2012				96,500
450	M	7.25%, 2012				434,250
625	M	Community Health Systems, 8.875%, 2015				593,750
500	M	Cooper Companies, Inc., 7.125%, 2015				453,750
900	M	DaVita, Inc., 7.25%, 2015				869,625
520	M	Fisher Scientific International, Inc., 6.125%, 2015				517,123
600	M	Genesis Health Ventures, Inc., 9.75%, 2011		(d)	(e)	375
800	M	HCA, Inc., 6.75%, 2013				602,000
1,000	M	Omnicare, Inc., 6.875%, 2015				900,000
343	M	Res-Care, Inc., 7.75%, 2013				304,413
		Tenet Healthcare Corp.:
550	M	7.375%, 2013				440,000
250	M	9.25%, 2015				193,750
600	M	Universal Hospital Services, Inc., 5.943%, 2015			(c)	438,000
						5,843,536

		Housing-.8%
320	M	Beazer Homes USA, Inc., 6.875%, 2015				70,400
900	M	Builders FirstSource, Inc., 5.484%, 2012			(c)	130,500
100	M	NTK Holdings, Inc., 0%-10.75%, 2014		(f)		6,500
500	M	Realogy Corp. 12.375%, 2015				87,500
		William Lyon Homes, Inc.:
500	M	7.625%, 2012				87,500
300	M	10.75%, 2013				52,500
						434,900
		Information Technology-2.6%
850	M	Belden CDT, Inc., 7%, 2017				701,250
500	M	Exodus Communications, Inc., 10.75%, 2009		(d)	(e)	313
750	M	Freescale Semiconductor, Inc., 9.125%, 2014				60,000
500	M	Iron Mountain, Inc., 8%, 2020				467,500
		Sanmina - SCI Corp.:
125	M	4.07%, 2014	(b)		(c)	69,375
200	M	8.125%, 2016				71,000
						1,369,438
		Investment/Finance Companies-1.2%
700	M	LaBranche & Co., Inc., 11%, 2012				634,375
		Manufacturing-1.5%
260	M	Case New Holland, Inc., 7.125%, 2014				192,400
250	M	ESCO Corp., 8.625%, 2013	(b)			191,250
500	M	Terex Corp., 8%, 2017				407,500
						791,150
		Media-Broadcasting-2.6%
1,250	M	Block Communications, Inc., 8.25%, 2015	(b)			934,375
600	M	LBI Media, Inc., 8.5%, 2017	(b)			165,000
320	M	Nexstar Finance Holding, LLC, 11.375%, 2013				116,650
224	M	Sinclair Broadcasting Group, Inc., 8%, 2012				122,640
		Young Broadcasting, Inc.:
476	M	10%, 2011	(a)	(d)		52
600	M	8.75%, 2014		(d)		66
						1,338,783
		Media-Cable TV-7.5%
850	M	Atlantic Broadband Finance, LLC, 9.375%, 2014				675,750
1,000	M	Cablevision Systems Corp., 8%, 2012				977,500
		Charter Communications Holdings, LLC:
250	M	11.75%, 2011	(d)			2,813
1,281	M	10%, 2015	(d)			14,411
125	M	CSC Holdings, Inc., 8.5%, 2014	(b)			123,750
1,060	M	Echostar DBS Corp., 6.375%, 2011				1,025,550
1,000	M	Mediacom, LLC/Mediacom Capital Corp., 7.875%, 2011				955,000
200	M	Quebecor Media, Inc., 7.75%, 2016				153,000
						3,927,774
		Media-Diversified-2.4%
800	M	Cenveo, Inc., 7.875%, 2013				420,000
100	M	Deluxe Corp., 7.375%, 2015				74,500
1,125	M	Idearc, Inc., 8%, 2016	(d)			35,156
		MediaNews Group, Inc.:
375	M	6.875%, 2013				10,312
400	M	6.375%, 2014				11,000
650	M	R.H. Donnelley Corp., 8.875%, 2017				39,000
800	M	Universal City Development Partners, Ltd., 11.75%, 2010				688,000
						1,277,968

			Metals/Mining-1.6%
250	M		Metals USA, Inc., 11.125%, 2015				151,250
830	M		Russell Metals, Inc., 6.375%, 2014				672,300
							823,550
			Retail-General Merchandise-1.5%
500	M		GSC Holdings Corp., 8%, 2012				507,500
900	M		Neiman Marcus Group, Inc., 10.375%, 2015				292,500
							800,000
			Services-7.3%
			Allied Waste NA, Inc.:
200	M		7.875%, 2013				199,170
1,000	M		7.375%, 2014				948,474
750	M		6.875%, 2017				683,530
550	M		Ashtead Capital, Inc., 9%, 2016		(b)		316,250
550	M		First Data Corp., 9.875%, 2015				324,500
			United Rentals, Inc.:
323	M		6.5%, 2012				260,015
650	M		7%, 2014				331,500
1,000	M		Waste Services, Inc., 9.5%, 2014				757,500
							3,820,939
			Telecommunications-2.9%
750	M		Citizens Communications Co., 7.125%, 2019				592,500
500	M		Qwest Communications International, Inc., 7.5%, 2014				435,000
500	M		Windstream Corp., 8.625%, 2016				493,750
							1,521,250
			Utilities-2.6%
750	M		Dynegy Holdings, Inc., 7.75%, 2019				491,250
400	M		Energy Future Holdings Corp., 10.875%, 2017				260,000
625	M		NRG Energy, Inc., 7.375%, 2017				582,812
							1,334,062
			Wireless Communications-3.6%
500	M		Metro PCS Wireless, Inc., 9.25%, 2014	(b)			485,000
1,000	M		Nextel Communications, Inc., 5.95%, 2014				560,000
800	M		Rogers Wireless, Inc., 6.375%, 2014				810,749
							1,855,749
Total Value of Corporate Bonds (cost $69,758,045)							45,197,873
			AUCTION RATE SECURITIES (g)-1.4%
475	M		New York State Twy Auth. Svc. Contract Rev., .838%, 2021	(e)			440,168
350	M		Winter Park, FL Elec. Rev., .891%, 2034	(e)			289,282
Total Value of Auction Rate Securities (cost $825,000)							729,450
			COMMON STOCKS-.8%
			Media-Broadcasting-.1%
32,500			Sinclair Broadcasting Group, Inc.				33,475
			Media-Cable TV-.4%
8,646			Time Warner Cable, Inc				214,421
			Media-Diversified-.0%
2,500		*	MediaNews Group, Inc. - Class "A"			(e)	25
			Telecommunications-.3%
25,000			Frontier Communications Corporation				179,500
3		*	Viatel Holding (Bermuda), Ltd.	(e)			11
5,970		*	World Access, Inc.				5
							179,516
Total Value of Common Stocks (cost $1,843,461)							427,437
			WARRANTS-.0%
			Telecommunication Services
250		*	GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587)	(b)	(e)		-
			SHORT-TERM INVESTMENTS-8.6%
			Money Market Fund
$4,515	M		First Investors Cash Reserve Fund, .59% (cost $4,515,000)	(h)			4,515,000

		REPURCHASE AGREEMENTS-.9%
455	M	Barclays Bank PLC, .2% dated 3/31/09, to be repurchased
		at $455,003 on 4/1/09 (collateralized by Federal Home Loan Bank
		5.75%, 5/15/2012, valued at $467,376) (cost $455,000)	(i)	455,000
Total Value of Investments (cost $77,419,093)		98.1%		51,324,760
Other Assets, Less Liabilities		1.9		1,018,137
Net Assets		100.0%		$ 52,342,897

*	Non-income producing

(a)	Loaned security; a portion or all of the security is on loan as of March 31, 2009.

(b)	Security exempt from registration under Rule 144A of Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2009, the Fund held eighteen
144A securities with an aggregate value of $4,739,177 representing 9.1% of the Fund's net assets.

(c)	Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on March 31,
2009.

(d)	In default as to principal and/or interest payment.

(e)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31, 2009, the Fund held seven securities that were fair valued by the Valuation Committee with an aggregate value of $730,174 representing 1.4% of the Fund's net assets.

(f)	Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated date)

(g)	The interest rates shown are the rates that were in effect on March 31, 2009.
While interest rates on auction rate securities are normally determined and reset periodically by the issuer, the auctions on these securities have failed.
Therefore, the rates are those that are stipulated under the auction procedures when there are no sufficient clearing bids on an auction date.

(h)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management
Company, Inc. Rate shown is the 7-day yield at March 31, 2009.

(i)	Collateral for securities loaned.

At March 31, 2009, the cost of investments for federal income tax purposes was $77,419,093. Accumulated net unrealized depreciation on investments was $26,094,333, consisting of $218,141 gross unrealized appreciation and
$26,312,474 gross unrealized depreciation.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-93.5%
		United Kingdom-21.2%
82,041		BG Group PLC	$ 1,236,244
161,201		British American Tobacco PLC	3,719,972
145,482		Cadbury PLC	1,096,218
34,900		Capita Group PLC	339,077
55,825		De La Rue PLC	776,579
94,228		Diageo PLC	1,051,124
115,865		Imperial Tobacco Group PLC	2,599,410
63,018		Reckitt Benckiser Group PLC	2,361,932
482,371		Tesco PLC	2,302,230
			15,482,786
		Switzerland-13.7%
463		Lindt & Spruengli AG	620,051
91,360		Nestle SA - Registered	3,089,933
44,344		Novartis AG - Registered	1,679,536
22,173		Roche Holding AG - Genusscheine	3,046,593
13,798		Synthes, Inc.	1,538,781
			9,974,894
		India-11.1%
12,493		Bharat Heavy Electricals, Ltd.	372,738
70,267	*	Bharti Airtel, Ltd.	869,606
198,449		Cipla, Ltd.	862,749
26,269		HDFC Bank, Ltd. (ADR)	1,600,570
246,567		Hindustan Unilever, Ltd.	1,153,585
67,767		Housing Development Finance Corporation, Ltd.	1,891,068
266,914		ITC, Ltd.	974,236
11,798		Nestle India, Ltd.	363,083
			8,087,635
		France-6.4%
14,172		Air Liquide SA	1,151,667
30,659		Essilor International SA	1,183,787
46,727		Total SA	2,309,063
			4,644,517
		Brazil-5.4%
14,100		Companhia de Bebidas das Americas (ADR)	673,275
37,900		Companhia Energetica de Minas Gerais	565,475
22,200		CPFL Energia SA	303,746
15,606		Petroleo Brasileiro SA - Petrobras (ADR)	382,347
83,400		Redecard SA	1,018,297
51,308		Souza Cruz SA	988,608
			3,931,748

	Japan-5.3%
16,100	East Japan Railway Company	841,188
3,800	Nintendo Company, Ltd.	1,114,041
23,100	Secom Company, Ltd.	857,129
8,600	Shimano, Inc.	262,393
228,800	Tokyo Gas Company, Ltd.	804,417
		3,879,168
	Spain-5.1%
131,820	Enagas	1,865,254
47,600	Red Electrica Corporacion SA	1,858,239
		3,723,493
	United States-5.0%
102,430	Philip Morris International, Inc.	3,644,459
	Australia-4.2%
121,800	Coca-Cola Amatil, Ltd.	733,430
40,325	QBE Insurance Group, Ltd.	518,361
106,072	Woolworths, Ltd.	1,839,597
		3,091,388
	Netherlands-3.7%
36,877	Core Laboratories NV	2,697,921
	Denmark-3.1%
47,484	Novo Nordisk A/S - Series "B"	2,275,242
	Germany-2.4%
18,411	Fresenius Medical Care AG & Company	713,216
14,679	RWE AG	1,033,120
		1,746,336
	Canada-1.6%
16,221	Canadian Natural Resources, Ltd.	626,071
14,700	Shoppers Drug Mart Corporation	506,377
		1,132,448
	Italy-1.4%
329,000	Terna - Rete Elettrica Nationale SpA	1,023,454
	China-1.1%
46,447	China Mobile, Ltd.	404,627
9,600	China Mobile, Ltd. (ADR)	417,792
		822,419
	South Korea-1.0%
12,787	KT&G Corporation	705,803
	Norway-.7%
76,213	Orkla ASA	520,352
	Hong Kong-.6%
102,848	Cheung Kong Infrastructure Holdings, Ltd.	411,497
	Belgium-.5%
1,469	Colruyt SA	336,659
Total Value of Common Stocks (cost $81,612,963)		68,132,219

		SHORT-TERM INVESTMENTS-2.2%
		Money Market Fund
$1,605	M	First Investors Cash Reserve Fund, .59%
		(cost $1,605,000)**	1,605,000
Total Value of Investments (cost $83,217,963)		95.7%	69,737,219
Other Assets, Less Liabilities		4.3	3,136,765
Net Assets		100.0%	$ 72,873,984

*	Non-income producing

**	Affiliated unregistered money market fund available
only to First Investors funds and certain accounts
managed by First Investors Management Company,
Inc. Rate shown is the 7-day yield at March 31,
2009.

Summary of Abbreviations:
ADR American Depositary Receipts

At March 31, 2009, the cost of investments for
federal income tax purposes was $83,796,323.
Accumulated net unrealized depreciation on
investments was $14,059,104, consisting of
$1,211,115 gross unrealized appreciation and
$15,270,219 gross unrealized depreciation.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2009

Principal
Amount		Security		Value
		CORPORATE BONDS-81.4%
		Automotive-2.8%
$ 1,000	M	Daimler Chrysler NA Holdings Corp., 6.5%, 2013		$ 906,927
		Chemicals-1.8%
300	M	Air Products & Chemicals, Inc., 4.125%, 2010		300,267
300	M	Cabot Corp., 5.25%, 2013	(a)	289,762
				590,029
		Consumer Durables-1.0%
350	M	Black & Decker Corp., 5.75%, 2016		315,340
		Consumer Non-Durables-1.1%
300	M	Newell Rubbermaid, Inc., 6.75%, 2012		287,555
65	M	Procter & Gamble Co., 4.6%, 2014		68,864
				356,419
		Energy-12.9%
300	M	Canadian Natural Resources, Ltd., 5.9%, 2018		269,179
250	M	ConocoPhillips, 5.75%, 2019		252,126
70	M	Halliburton Co., 7.45%, 2039		70,289
150	M	Kinder Morgan Finance Co., 5.35%, 2011		144,000
200	M	Nabors Industries, Inc., 6.15%, 2018		156,724
		Nexen, Inc.:
300	M	5.05%, 2013		276,583
200	M	6.4%, 2037		142,225
300	M	Northern Border Pipeline Co., 7.1%, 2011		300,883
269	M	Pacific Energy Partners, LP, 7.125%, 2014		249,470
800	M	Rockies Express Pipeline, 6.25%, 2013	(a)	785,667
700	M	Spectra Energy Capital, LLC, 6.2%, 2018		647,188
489	M	Suncor Energy, Inc., 6.85%, 2039		370,533
400	M	TransOcean, Inc., 6%, 2018		377,485
100	M	Valero Energy Corp., 10.5%, 2039		103,310
				4,145,662
		Financial Services-7.4%
375	M	Amvescap PLC, 5.375%, 2013		271,419
300	M	Citigroup, Inc., 5.5%, 2013		263,801
650	M	CoBank, ACB, 7.875%, 2018	(a)	635,383
200	M	Compass Bank, 6.4%, 2017		185,764
300	M	Hibernia Corp., 5.35%, 2014		213,737
500	M	Royal Bank of Scotland Group PLC, 5%, 2014		316,050
		Sun Trust Banks, Inc.:
400	M	7.25%, 2018		385,715
445	M	5.853%, 2049		111,297
				2,383,166

		Financials-9.6%
		American General Finance Corp.:
125	M	8.125%, 2009		96,107
200	M	6.9%, 2017		70,176
355	M	ERAC USA Finance Enterprise Co., 8%, 2011	(a)	321,671
252	M	Ford Motor Credit Co., 9.75%, 2010		207,370
400	M	Goldman Sachs Group, Inc., 6.75%, 2037		271,193
400	M	HSBC Finance Corp., 4.75%, 2010		374,714
800	M	Merrill Lynch & Co., 5.45%, 2013		656,347
900	M	Morgan Stanley, 6.625%, 2018		859,577
300	M	UBS AG, 5.875%, 2016		233,975
				3,091,130
		Food/Beverage/Tobacco-4.6%
400	M	Altria Group, Inc., 10.2%, 2039		409,583
350	M	Bunge Limited Finance Corp., 5.875%, 2013		312,190
200	M	Cargill, Inc., 6%, 2017	(a)	188,213
150	M	ConAgra Foods, Inc., 6.75%, 2011		158,714
400	M	Philip Morris International, Inc., 5.65%, 2018		398,143
				1,466,843
		Food/Drug-1.6%
300	M	Kroger Co., 6.75%, 2012		317,626
200	M	Safeway, Inc., 6.5%, 2011		209,837
				527,463
		Health Care-1.8%
200	M	Novartis, 5.125%, 2019		203,455
350	M	Pfizer, Inc., 5.35%, 2015		369,736
				573,191
		Industrials-.6%
310	M	Harley-Davidson Funding Corp., 6.8%, 2018	(a)	201,438
		Information Technology-1.1%
125	M	Cisco Systems, Inc., 4.95%, 2019		123,220
250	M	Xerox Corp., 6.875%, 2011		238,694
				361,914
		Manufacturing-2.1%
250	M	Briggs & Stratton Corp., 8.875%, 2011		246,250
300	M	Crane Co., 6.55%, 2036		224,399
110	M	John Deere Capital Corp., 5.5%, 2017		104,405
90	M	United Technologies Corp., 6.125%, 2019		97,067
				672,121
		Media-Broadcasting-2.8%
250	M	Comcast Cable Communications, Inc., 7.125%, 2013		260,435
		Cox Communications, Inc.:
300	M	4.625%, 2013		273,069
400	M	8.375%, 2039	(a)	376,282
				909,786
		Media-Diversified-10.7%
400	M	Dun & Bradstreet Corp., 6%, 2013		408,447
		McGraw-Hill Cos., Inc.:
200	M	5.9%, 2017		175,169
200	M	6.55%, 2037		140,126
800	M	News America, Inc., 5.3%, 2014		752,889
500	M	Thomson Reuters Corp., 5.95%, 2013		488,838

		Time Warner Cable, Inc.:
570	M	6.2%, 2013		555,397
300	M	6.75%, 2018		282,083
450	M	Time Warner, Inc., 6.875%, 2012		458,325
200	M	Walt Disney Co., 4.5%, 2013		204,624
				3,465,898
		Metals/Mining-1.2%
200	M	Alcoa, Inc., 6%, 2012		174,436
300	M	ArcelorMittal, 6.125%, 2018		217,382
				391,818
		Real Estate Investment Trusts-.6%
185	M	Duke Weeks Realty Corp., 7.75%, 2009		182,157
		Telecommunications-6.1%
250	M	AT&T, Inc., 5.8%, 2019		245,186
900	M	Deutsche Telekom International Finance BV, 5.875%, 2013		916,312
250	M	GTE Corp., 6.84%, 2018		247,987
300	M	SBC Communications, Inc., 6.25%, 2011		313,492
250	M	Sprint Capital Corp., 6.375%, 2009		250,000
				1,972,977
		Transportation-1.5%
500	M	Burlington Northern Santa Fe Corp., 4.3%, 2013		484,594
		Utilities-8.3%
750	M	E. ON International Finance BV, 5.8%, 2018	(a)	739,013
300	M	Electricite de France, 6.95%, 2039	(a)	298,277
400	M	Entergy Gulf States, Inc., 5.25%, 2015		361,932
218	M	Great River Energy Co., 5.829%, 2017	(a)	225,620
200	M	NiSource Finance Corp., 7.875%, 2010		196,603
100	M	OGE Energy Corp., 5%, 2014		94,551
305	M	Public Service Electric & Gas Co., 6.75%, 2016		333,185
425	M	Trans-Canada Pipelines, Ltd., 7.625%, 2039		421,467
				2,670,648
		Waste Management-1.2%
100	M	Allied Waste NA, Inc., 5.75%, 2011		97,667
300	M	Waste Management, Inc., 6.875%, 2009		300,719
				398,386
		Wireless Communications-.6%
200	M	Verizon Wireless Capital, 5.55%, 2014	(a)	200,377
Total Value of Corporate Bonds (cost $28,438,365)				26,268,284
		U.S. GOVERNMENT AGENCY OBLIGATIONS-4.5%
500	M	Fannie Mae, 4.02%, 2015		514,886
925	M	Federal Farm Credit Bank, 5.37%, 2018		928,015
Total Value of U.S. Government Agency Obligations (cost $1,407,620)				1,442,901
		MORTGAGE-BACKED CERTIFICATES-3.4%
		Fannie Mae-1.9%
195	M	5.5%, 10/1/2038		202,617
390	M	6%, 11/1/2038		407,670
				610,287
		Freddie Mac-1.5%
478	M	5%, 3/1/2038		494,202
Total Value of Mortgage-Backed Certificates (cost $1,092,389)				1,104,489

		FLOATING RATE NOTES(b)-3.3%
		Financial Services-1.1%
600	M	Wachovia Bank NA, 1.65%, 2016		359,491
		Financials-2.2%
200	M	General Electric Capital Corp., 1.614%, 2026		94,708
500	M	Goldman Sachs Group, Inc., 1.522%, 2015		352,405
200	M	HSBC Finance Corp., 1.69%, 2016		109,423
200	M	Morgan Stanley, 1.574%, 2015		142,310
				698,846
Total Value of Floating Rate Notes (cost $1,054,227)				1,058,337
		MUNICIPAL BONDS-2.6%
250	M	Massachusetts Bay Trans. Auth. MA Rev., 5.25%, 2034		255,680
200	M	Platte Riv. Pwr. Auth. CO, 5%, 2024		210,276
245	M	Tobacco Settlement Fin. Auth. WV - Series "A", 7.467%, 2047		127,448
250	M	Triborough Brdg. & Tunl. Auth. NY Rev. Bonds, 5.25%, 2034		253,377
Total Value of Municipal Bonds (cost $950,586)				846,781
		U.S. GOVERNMENT OBLIGATIONS-.9%
238	M	FDA Queens, LP, 6.99%, 2017 (cost $268,362)	(a)	281,719
		PASS THROUGH CERTIFICATES-.4%
		Transportation
51	M	American Airlines, Inc., 7.377%, 2019		24,403
151	M	Continental Airlines, Inc., 8.388%, 2020		96,908
Total Value of Pass Through Certificates (cost $203,174)				121,311
		SHORT-TERM INVESTMENTS-1.6%
		Money Market Fund
530	M	First Investors Cash Reserve Fund, .59% (cost $530,000)	(c)	530,000
Total Value of Investments (cost $33,944,723)		98.1%		31,653,822
Other Assets, Less Liabilities		1.9		626,030
Net Assets		100.0%		$ 32,279,852

(a)	Security exempt from registration under Rule 144A of Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
March 31, 2009, the Fund held twelve 144A securities with an aggregate value of $4,543,422 representing 14.1% of the Fund's net assets.

(b)	Interest rates on floating rate notes are determined and reset periodically by the issuer and are the rates in effect at March 31,
2009.

(c)	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
March 31, 2009.

At March 31, 2009, the cost of investments for federal income tax purposes was $33,961,628. Accumulated net unrealized
depreciation on investments was $2,307,806, consisting of
$197,181 gross unrealized appreciation and $2,504,987 gross
unrealized depreciation.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
March 31, 2009

Shares		Security	Value
		COMMON STOCKS-98.9%
		Consumer Discretionary-15.1%
2,400	*	Apollo Group, Inc. - Class "A"	$ 187,992
1,500	*	AutoZone, Inc.	243,930
7,200		Family Dollar Stores, Inc.	240,264
3,700		McDonald's Corporation	201,909
5,700		Ross Stores, Inc.	204,516
830		Strayer Education, Inc.	149,292
			1,227,903
		Consumer Staples-14.9%
6,300	*	BJ's Wholesale Club, Inc.	201,537
4,300		Church & Dwight Company, Inc.	224,589
3,565		Colgate-Palmolive Company	210,264
10,100	*	Dean Foods Company	182,608
3,500		Procter & Gamble Company	164,815
4,300		Wal-Mart Stores, Inc.	224,030
			1,207,843
		Energy-6.4%
2,900		ExxonMobil Corporation	197,490
12,700		Tesoro Corporation	171,069
8,500		Valero Energy Corporation	152,150
			520,709
		Financials-6.5%
4,400		Aon Corporation	179,608
1,800		Goldman Sachs Group, Inc.	190,836
5,775		JPMorgan Chase & Company	153,500
			523,944
		Health Care-22.5%
3,515		Becton, Dickinson & Company	236,349
4,020	*	Biogen Idec, Inc.	210,728
9,200		Bristol-Myers Squibb Company	201,664
2,600	*	Cephalon, Inc.	177,060
4,100	*	Express Scripts, Inc.	189,297
4,500	*	Gen-Probe, Inc.	205,110
8,900		Omnicare, Inc.	217,961
5,900	*	OSI Pharmaceuticals, Inc.	225,734
5,400	*	Varian Medical Systems, Inc.	164,376
			1,828,279
		Industrials-6.9%
2,800		L-3 Communications Holdings, Inc.	189,840
4,400		Raytheon Company	171,336
4,100		Watson Wyatt Worldwide, Inc. - Class "A"	202,417
			563,593

		Information Technology-25.0%
4,585	*	Affiliated Computer Services, Inc. - Class "A"	219,575
8,700	*	BMC Software, Inc.	287,100
18,100	*	EMC Corporation	206,340
6,100		Harris Corporation	176,534
6,700		Hewlett-Packard Company	214,802
2,200		International Business Machines Corporation	213,158
7,050	*	McAfee, Inc.	236,175
13,635	*	Red Hat, Inc.	243,248
12,200	*	SAIC, Inc.	227,774
			2,024,706
		Materials-1.6%
8,900	*	Pactiv Corporation	129,851
Total Value of Common Stocks (cost $8,697,159)		98.9%	8,026,828
Other Assets, Less Liabilities		1.1	86,022
Net Assets		100.0%	$ 8,112,850

*	Non-income producing

At March 31, 2009, the cost of investments for
federal income tax purposes was $8,697,159.
Accumulated net unrealized depreciation on
investments was $670,331, consisting of $300,910
gross unrealized appreciation and $971,241 gross
unrealized depreciation.

Portfolio of Investments (unaudited)
TARGET MATURITY 2010 FUND
March 31, 2009

Principal			Effective
Amount		Security	Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--70.9%
		Agency For International Development - Israel:
$ 1,303	M	8/15/2010	.86%		$ 1,287,675
495	M	9/15/2010	.90		488,596
		Fannie Mae:
1,260	M	8/7/2010	1.46		1,235,416
800	M	12/15/2010	1.67		777,521
1,100	M	Freddie Mac, 9/15/2010	1.64		1,074,153
500	M	Government Trust Certificate - Israel Trust, 11/15/2010	.83		493,319
2,031	M	Government Trust Certificate - Turkey Trust, 11/15/2010	.83		2,003,860
600	M	Resolution Funding Corporation, 1/15/2011	1.26		586,666
1,250	M	Tennessee Valley Authority, 11/1/2010	1.28		1,224,880
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $8,492,992)					9,172,086
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--29.9%
3,900	M	U.S. Treasury Strips, 11/15/2010 (cost $3,499,413)	.62		3,860,969
Total Value of Investments (cost $11,992,405)		100.8%			13,033,055
Excess of Liabilities Over Other Assets		(.8)			(101,979)
Net Assets		100.0%			$ 12,931,076

+	The effective yields shown for the zero coupon obligations are the effective yields at March 31, 2009.

At March 31, 2009, the cost of investments for federal income tax purposes was $11,922,405. Accumulated net unrealized
appreciation on investments was $1,040,650, consisting of
entirely of unrealized appreciation.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
March 31, 2009

Principal			Effective
Amount		Security	Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--52.6%
		Agency For International Development - Israel:
$ 698	M	9/15/2015	2.73%		$ 585,725
2,784	M	11/15/2015	2.82		2,312,129
		Fannie Mae:
243	M	8/12/2015	3.22		198,226
600	M	9/23/2015	3.35		483,707
4,643	M	11/15/2015	3.43		3,706,465
650	M	Federal Judiciary Office Building, 2/15/2015	2.42		564,308
		Freddie Mac:
550	M	3/15/2015	3.25		453,952
930	M	9/15/2015	3.34		750,899
830	M	9/15/2015	3.34		670,118
625	M	1/15/2016	3.50		493,637
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	2.62		179,065
		International Bank for Reconstruction &
200	M	Development, 2/15/2015	2.73		170,541
		Resolution Funding Corporation:
3,957	M	10/15/2015	2.99		3,259,872
2,000	M	Tennessee Valley Authority, 11/1/2015	3.13		1,630,106
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $13,353,465)					15,458,750
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--46.7%
16,125	M	U.S. Treasury Strips, 11/15/2015 (cost $11,396,594)	2.45		13,722,633
Total Value of Investments (cost $24,750,059)		99.3%			29,181,383
Other Assets, Less Liabilities		.7			205,881
Net Assets		100.0%			$ 29,387,264

+	The effective yields shown for the zero coupon
obligations are the effective yields at March 31, 2009.

At March 31, 2009, the cost of investments for federal
income tax purposes was $24,763,825. Accumulated net
unrealized appreciation on investments was $4,417,558,
consisting of entirely of unrealized appreciation.

Portfolio of Investments (unaudited)
VALUE FUND
March 31, 2009

Shares
or
Principal
Amount		Security	Value
		COMMON STOCKS-95.0%
		Consumer Discretionary-11.8%
5,500		Best Buy Company, Inc.	$ 208,780
9,500		Bob Evans Farms, Inc.	212,990
12,200		Carnival Corporation	263,520
11,900		CBS Corporation - Class "B"	45,696
16,500		Cinemark Holdings, Inc.	154,935
19,500		Family Dollar Stores, Inc.	650,715
12,700		Genuine Parts Company	379,222
12,400		H&R Block, Inc.	225,556
16,600		Home Depot, Inc.	391,096
6,100		J.C. Penney Company, Inc.	122,427
19,700		Leggett & Platt, Inc.	255,903
19,600		Lowe's Companies, Inc.	357,700
7,200		Marine Products Corporation	30,528
11,800		McDonald's Corporation	643,926
11,800		Newell Rubbermaid, Inc.	75,284
26,600		Pearson PLC (ADR)	266,266
24,600	*	Ruby Tuesday, Inc.	71,832
17,000		Staples, Inc.	307,870
15,400		Tiffany & Company	332,024
3,656		Time Warner Cable, Inc.	90,678
14,567		Time Warner, Inc.	281,137
28,000		Walt Disney Company	508,480
8,580		Wyndham Worldwide Corporation	36,036
			5,912,601
		Consumer Staples-18.3%
15,800		Avon Products, Inc.	303,834
20,000		Coca-Cola Company	879,000
3,200		Colgate-Palmolive Company	188,736
13,400		ConAgra Foods, Inc.	226,058
7,300		Costco Wholesale Corporation	338,136
10,900		CVS Caremark Corporation	299,641
10,200		Diageo PLC (ADR)	456,450
7,000		Estee Lauder Companies, Inc. - Class "A"	172,550
12,100		H.J. Heinz Company	400,026
18,900		Hershey Company	656,775
13,100		Kimberly-Clark Corporation	604,041
35,300		Kraft Foods, Inc. - Class "A"	786,837
11,000		McCormick & Company, Inc.	325,270
15,000		PepsiAmericas, Inc.	258,750
10,600		PepsiCo, Inc.	545,688
17,000		Philip Morris International, Inc.	604,860
7,700		Ruddick Corporation	172,865
7,800		Safeway, Inc.	157,482

37,500	Sara Lee Corporation	303,000
16,700	Walgreen Company	433,532
20,000	Wal-Mart Stores, Inc.	1,042,000
		9,155,531
	Energy-9.6%
11,400	Anadarko Petroleum Corporation	443,346
11,200	BP PLC (ADR)	449,120
12,812	Chevron Corporation	861,479
13,500	ConocoPhillips	528,660
6,600	Diamond Offshore Drilling, Inc.	414,876
4,800	ExxonMobil Corporation	326,880
4,800	Hess Corporation	260,160
22,400	Marathon Oil Corporation	588,896
11,700	Royal Dutch Shell PLC - Class "A" (ADR)	518,310
11,600	Tidewater, Inc.	430,708
		4,822,435
	Financials-15.1%
4,300	ACE, Ltd.	173,720
8,300	Allstate Corporation	158,945
9,700	Aon Corporation	395,954
6,000	Aspen Insurance Holdings, Ltd.	134,760
34,800	Bank Mutual Corporation	315,288
28,306	Bank of America Corporation	193,047
19,273	Bank of New York Mellon Corporation	544,462
10,479	Brookfield Asset Management, Inc. - Class "A"	144,401
5,594	Capital One Financial Corporation	68,471
9,622	Chubb Corporation	407,203
12,422	Cincinnati Financial Corporation	284,091
19,000	Citigroup, Inc.	48,070
10,000	Comerica, Inc.	183,100
6,900	EMC Insurance Group, Inc.	145,383
8,600	Erie Indemnity Company - Class "A"	293,948
12,300	Financial Select Sector SPDR Fund	108,363
19,100	First Potomac Realty Trust (REIT)	140,385
19,100	Hudson City Bancorp, Inc.	223,279
14,300	Invesco, Ltd.	198,198
40,300	Investors Real Estate Trust (REIT)	397,358
21,700	JPMorgan Chase & Company	576,786
12,800	KeyCorp	100,736
8,632	Lincoln National Corporation	57,748
11,900	Morgan Stanley	270,963
25,700	NewAlliance Bancshares, Inc.	301,718
23,800	People's United Financial, Inc.	427,686
10,300	Plum Creek Timber Company, Inc. (REIT)	299,421
9,400	PNC Financial Services Group, Inc.	275,326
10,700	Protective Life Corporation	56,175
3,500	SunTrust Banks, Inc.	41,090
7,400	Waddell & Reed Financial, Inc. - Class "A"	133,718
18,400	Wells Fargo & Company	262,016
22,600	Westfield Financial, Inc.	198,880
		7,560,689
	Health Care-8.7%
15,700	Abbott Laboratories	748,890
4,300	Becton, Dickinson & Company	289,132
9,225	Covidien, Ltd.	306,639
12,100	GlaxoSmithKline PLC (ADR)	375,947

20,300		Johnson & Johnson	1,067,780
10,100		Medtronic, Inc.	297,646
10,900		Novartis AG (ADR)	412,347
38,300		Pfizer, Inc.	521,646
14,300		Schering-Plough Corporation	336,765
			4,356,792
		Industrials-9.9%
8,400		3M Company	417,648
1,800		Alexander & Baldwin, Inc.	34,254
6,400		Armstrong World Industries, Inc.	70,464
11,700		Avery Dennison Corporation	261,378
16,000		Dover Corporation	422,080
6,600		Emerson Electric Company	188,628
8,700		General Dynamics Corporation	361,833
32,200		General Electric Company	325,542
15,000		Honeywell International, Inc.	417,900
5,100		Hubbell, Inc. - Class "B"	137,495
12,400		Illinois Tool Works, Inc.	382,540
7,000		ITT Corporation	269,290
8,170		Lawson Products, Inc.	99,429
7,700		Norfolk Southern Corporation	259,875
10,800		Pitney Bowes, Inc.	252,180
9,300		Textainer Group Holdings, Ltd.	62,775
7,825		Tyco International, Ltd.	153,057
10,000		United Parcel Service, Inc. - Class "B"	492,200
22,500		Werner Enterprises, Inc.	340,200
			4,948,768
		Information Technology-7.3%
1,700	*	Adobe Systems, Inc.	36,363
16,300		Automatic Data Processing, Inc.	573,108
23,000		AVX Corporation	208,840
9,000		Bel Fuse, Inc. - Class "B"	120,960
17,500		Hewlett-Packard Company	561,050
12,700		Intel Corporation	191,135
3,300		International Business Machines Corporation	319,737
36,100		Methode Electronics, Inc.	129,238
30,100		Microsoft Corporation	552,937
16,850		Molex, Inc.	231,519
25,600		Nokia Corporation - Class "A" (ADR)	298,752
11,400		Texas Instruments, Inc.	188,214
10,125		Tyco Electronics, Ltd.	111,780
7,500		Xilinx, Inc.	143,700
			3,667,333
		Materials-5.5%
7,700		Air Products & Chemicals, Inc.	433,125
14,800		Alcoa, Inc.	108,632
8,400		Bemis Company, Inc.	176,148
6,000		Compass Minerals International, Inc.	338,220
23,300		Dow Chemical Company	196,419
22,300		DuPont (E.I.) de Nemours & Company	497,959
15,700		Glatfelter	97,968
8,400		Lubrizol Corporation	285,684
6,400		PPG Industries, Inc.	236,160
18,000		Sonoco Products Company	377,640
			2,747,955

		Telecommunication Services-4.0%
32,010		AT&T, Inc.	806,652
13,232		D&E Communications, Inc.	71,056
4,730		Embarq Corporation	179,031
5,600		Telephone & Data Systems, Inc.	148,456
6,600		Telephone & Data Systems, Inc. - Special Shares	156,090
21,918		Verizon Communications, Inc.	661,924
			2,023,209
		Utilities-4.8%
4,450		American States Water Company	161,624
12,900		Duke Energy Corporation	184,728
6,800		FPL Group, Inc.	344,964
3,725		Integrys Energy Group, Inc.	96,999
17,000		MDU Resources Group, Inc.	274,380
28,300		NiSource, Inc.	277,340
7,600		ONEOK, Inc.	171,988
14,000		Portland General Electric Company	246,260
12,300		Southwest Gas Corporation	259,161
1,377		United Utilites Group PLC (ADR)	19,003
12,300		Vectren Corporation	259,407
3,000		Wisconsin Energy Corporation	123,510
			2,419,364
Total Value of Common Stocks (cost $59,325,967)			47,614,677
		PREFERRED STOCKS-.9%
		Telecommunication Services-.5%
10,200		AT&T, Inc., 6.375%, 2056	255,408
		Utilities-.4%
7,400		Entergy Louisiana, LLC., 7.6%, 2032	184,852
Total Value of Preferred Stocks (cost $440,102)			440,260
		SHORT-TERM INVESTMENTS-3.7%
		Money Market Fund
$1,861	M	First Investors Cash Reserve Fund, .59% (cost $1,861,000)**	1,861,000
Total Value of Investments (cost $61,627,069)		99.6%	49,915,937
Other Assets, Less Liabilities		.4	174,289
Net Assets		100.0%	$ 50,090,226

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-
day yield at March 31, 2009.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At March 31, 2009, the cost of investments for federal income tax purposes was $61,634,292. Accumulated net unrealized
depreciation on investments was $11,718,355, consisting of
$4,717,647 gross unrealized appreciation and $16,436,002
gross unrealized depreciation.

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At March 31, 2009, fair value pricing was used for certain foreign securities in the International Fund portfolio.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157") - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund's net assets as of March 31, 2009 is as follows:

			Level 2	Level 3
		Level 1	Other Significant	Significant
Fund	Total	Quoted Prices	Observable Inputs	Unobservable Inputs
Blue Chip	$ 93,270,666	$ 93,270,666	$ -	$ -
Cash Management	13,685,067	-	13,685,067	-
Discovery	92,705,546	92,705,546	-	-
Government	25,287,614	-	25,287,614	-
Growth & Income	136,359,642	136,359,642	-	-
High Yield	50,869,760	4,727,980	45,411,606	730,174
International	69,737,219	15,029,939	54,707,280	-
Investment Grade	31,653,822	530,000	31,123,822	-
Select Growth	8,026,828	8,026,828	-	-
Target Maturity 2010	13,033,055	-	13,033,055	-
Target Maturity 2015	29,181,383	-	29,181,383	-
Value	49,915,937	49,915,937	-	-

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Balance, December 31, 2008	$ 724
Net purchases (sales)	-
Change in unrealized appreciation (depreciation)	-
Realized gain (loss)	-
Transfer in and/or out of Level 3	729,450
Balance, March 31, 2009	$ 730,174

Security Lending - High Yield Fund may loan securities to other investors through the Securities Lending Management Agreement ("the Agreement") with Credit Suisse. Under the terms of the Agreement, the Fund is required to maintain collateral with a market value not less than 101% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies. Cash collateral may be invested in permissible instruments authorized by the Agreement. Interest earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by Credit Suisse for its services in connection with this securities lending program. The Fund is subject to all of the investment risks associated with the securities that are being loaned and the investments made with the cash collateral. The Fund is also subject to the risks associated with a delay in recovering the loaned securities or an inability to recover the loaned securities in the event the collateral is not sufficient. The market value of securities on loan at March 31, 2009, was $432,131 (including $30,306 of accrued interest), for which the Fund received cash collateral of $455,000.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 29, 2009